Northern Lights Fund Trust

BTS Tactical Fixed Income Fund

Incorporated herein by reference is the definitive version of the supplement for BTS Tactical Fixed Income Fund pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 16, 2020 (SEC Accession No. 0001580642-20-004221.